FVIT PIMCO Tactical Allocation Portfolio

Class II Shares

Incorporated herein by reference is the definitive version of the prospectus for the FVIT PIMCO Tactical Allocation Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 30, 2015 (SEC Accession No. 0001580642-15-004947 ).